Operating Lease (Details) - USD ($)			6 Months Ended			12 Months Ended
	Jul. 03, 2023	Jul. 01, 2023	Jun. 30, 2024	Jul. 03, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Lease [Line Items]
Rent increased		$ 13,476.75
Increase lease liability		$ 47,986
Operating lease			$ 79,481		$ 63,259	$ 142,741	$ 73,802
Security deposit			$ 10,773			$ 10,773	$ 10,773
Discount rate of lease liability		11.50%
Percentage of discount rate		8.00%
Remaining lease term			11 months 1 day			1 year 5 months 1 day	2 years 5 months 1 day
Operating lease term						1 year
Minimum [Member]
Operating Lease [Line Items]
Rent increased	$ 10,773			$ 10,773
Maximum [Member]
Operating Lease [Line Items]
Rent increased	$ 13,477